Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Subsequent Events
NOTE 10 - SUBSEQUENT EVENTS:

On April 5, 2012, the Company issued senior secured convertible debentures due April 5, 2014 in the original aggregate principal amount of $11,702,128 and five-year warrants to purchase an aggregate of 3,343,465 shares of our common stock at an exercise price of $1.80 per share in a private placement transaction (the “Private Placement”) in exchange for aggregate gross proceeds of $11,000,000. The debentures were issued with a 6% original contractual issuance discount, bear interest at an annual rate of 8% and are convertible at any time into shares of common stock at an initial conversion price of $1.75 per share. Furthermore, the number of convertible shares is subject to a premium adjustment, as stipulated in the convertible debenture agreement. In addition, the investors may require us to redeem the debentures commencing 18 months (or earlier upon the occurrence in the event of default, as stipulated in the convertible debentures agreement) for 112% of the then outstanding principal amount, plus all accrued interest, and the Company may prepay the debentures commencing six months following their issuance date for 112% of the then outstanding principal amount, plus all accrued interest. In addition, the Company may force conversion of the debentures under certain terms stipulated in the agreements.

In consideration for serving as placement agents for the Private Placement, the placement agents were issued an aggregate cash fee of $848,750 and warrants to purchase 312,310 shares of common stock. The placement agent warrants are identical to the warrants issued to investors.

NOTE 14 - SUBSEQUENT EVENTS:

a)
On January 30, 2012, the Company appointed a new director (hereafter - “Director D”) to our board of directors.  In connection to his appointment, we issued Director D an option to purchase 100,000 shares of our common stock, which will vest one-third annually in 2013, 2014 and 2015 on the anniversary of the date of grant, provided that he is (i) not reelected as a director at our 2014 annual meeting of stockholders, or (ii) not nominated for reelection as a director at our 2014 annual meeting of stockholders, the option vests and becomes exercisable on the date of such failure to be reelected or nominated.

b)
The Company used the following assumptions: dividend yield of 0% and expected term of 5.5-6.5 years in each year; expected volatility of 58-60%; and risk-free interest rate of 1.01-1.26%. The options have terms of 10 years from the date of grant, and the fair value of the options granted above, using the Black-Scholes option-pricing model was approximately $106 thousand.

c)	In March 1, 2012, the Company granted an employee and a distributer 40,000 and 77,915 options with performance conditions, respectively.

d)
As to the above grants, the Company used the following assumptions: dividend yield of 0%; expected term of 5.5-6.5 years and 2 years in each year, respectively; expected volatility of 57-58% and 47%, respectively; and risk-free interest rate of 1.03-1.3% and 0.3%, respectively. The options have terms of 10 years and 2 years from the date of grant, respectively, and the fair value of the options granted above, using the Black-Scholes option-pricing model was approximately $42 thousand and $68 thousand, respectively.

e)	In February 2012, Leumi Bank approved the release of a fixed lien in the amount of $53 thousand.

f)
Convertible Debentures (unaudited)

On April 5, 2012, the Company issued senior secured convertible debentures due April 5, 2014 in the original aggregate principal amount of $11,702,128 and five-year warrants to purchase an aggregate of 3,343,465 shares of our common stock at an exercise price of $1.80 per share in a private placement transaction (the “Private Placement”) in exchange for aggregate gross proceeds of $11,000,000. The debentures were issued with a 6% original contractual issuance discount, bear interest at an annual rate of 8% and are convertible at any time into shares of common stock at an initial conversion price of $1.75 per share. Furthermore, the number of convertible shares is subject to a premium adjustment, as stipulated in the convertible debenture agreement. In addition, the investors may require us to redeem the debentures commencing 18 months (or earlier upon the occurrence in the event of default, as stipulated in the convertible debentures agreement) for 112% of the then outstanding principal amount, plus all accrued interest, and the Company may prepay the debentures commencing six months following their issuance date for 112% of the then outstanding principal amount, plus all accrued interest. In addition, the Company may force conversion of the debentures under certain terms stipulated in the agreements.

In consideration for serving as placement agents for the Private Placement, the placement agents were issued an aggregate cash fee of $848,750 and warrants to purchase 312,310 shares of common stock. The placement agent warrants are identical to the warrants issued to investors.